Document and Entity Information - shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cover [Abstract]
Entity Registrant Name	MICRO FOCUS INTERNATIONAL PLC
Entity Central Index Key	0001359711
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding		364,545,377
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false